Annual Total Returns [BarChart] - iShares Intermediate Government/Credit Bond ETF - iShares Intermediate Government/Credit Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	5.64%
Annual Return 2012	3.64%
Annual Return 2013	(1.05%)
Annual Return 2014	2.93%
Annual Return 2015	0.85%
Annual Return 2016	1.89%
Annual Return 2017	1.96%
Annual Return 2018	0.70%
Annual Return 2019	6.64%
Annual Return 2020	6.23%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -1.93%.